Other comprehensive income (loss) - Significant reclassifications out of Accumulated other comprehensive income (loss) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Affected line items in consolidated statements of income [Line Items]
Revenue—Other / Non-interest expenses—Other	¥ 175,824	¥ 130,940	¥ 152,832
Revenue-Net gain on trading	491,611	563,269	368,799
Income tax expense	(96,630)	(57,798)	(80,090)
Net income (loss)	177,220	91,676	146,533
Net income attributable to noncontrolling interests	(11,357)	1,110	(3,537)
Net income (loss) attributable to NHI shareholders	165,863	92,786	142,996
Reclassifications out of accumulated other comprehensive income (loss) [Member] | Cumulative translation adjustments [Member]
Affected line items in consolidated statements of income [Line Items]
Revenue—Other / Non-interest expenses—Other	358	4,033	(21)
Income tax expense		(87)	(1)
Net income (loss)	358	3,946	(22)
Net income attributable to noncontrolling interests
Net income (loss) attributable to NHI shareholders	358	3,946	(22)
Reclassifications out of accumulated other comprehensive income (loss) [Member] | Pension liability adjustment [Member]
Affected line items in consolidated statements of income [Line Items]
Non-interest expenses-Compensation and benefits / Revenue-Other	(1,737)	(3,372)	(2,585)
Income tax expense	295	358	755
Net income (loss)	(1,442)	(3,014)	(1,830)
Net income attributable to noncontrolling interests
Net income (loss) attributable to NHI shareholders	(1,442)	(3,014)	(1,830)
Reclassifications out of accumulated other comprehensive income (loss) [Member] | Own credit adjustments [Member]
Affected line items in consolidated statements of income [Line Items]
Revenue-Net gain on trading	597	334	(1,161)
Income tax expense	(126)	(138)	130
Net income (loss)	471	196	(1,031)
Net income attributable to noncontrolling interests
Net income (loss) attributable to NHI shareholders	¥ 471	¥ 196	¥ (1,031)